Share Capital and Warrants - Summary of Issued and Outstanding (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 25, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Share issuances, shares	10,000,000	1,500,000	13,300,000
Share repurchases, shares		500,000	4,300,000
Beginning balance		$ 1,327,655	$ 1,329,533
Share repurchases		(1,536)	(13,390)
Business acquisitions		84,555	345,351
Ending balance		$ 1,229,340	$ 1,327,655
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year, shares		235,194,236	206,040,836
Share issuances, shares		931,740	370,179
Share repurchases, shares		(546,700)	(4,252,489)
Business acquisitions, shares		27,605,782	32,060,135
Shares acquired and cancelled, shares		(2,261,778)	0
Employee awards exercised, shares		1,852,573	975,575
Balance, end of year, shares		262,775,853	235,194,236
Beginning balance		$ 2,292,810	$ 2,035,704
Share issuances, carrying amount		1,900	2,870
Share repurchases		(5,344)	(41,617)
Business acquisitions		83,953	287,129
Shares acquired and cancelled		(6,879)	0
Employee awards exercised		9,510	8,724
Ending balance		$ 2,375,950	$ 2,292,810